Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share for each class of ordinary share - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Numerator:
Net loss allocable to Class A ordinary shares subject to possible redemption	$ (319,025)	$ (686,117)
Denominator:
Weighted Average Redeemable Class A Ordinary shares, Basic and Diluted (in Shares)	3,834,783	9,000,000
Basic and Diluted net loss per share, Redeemable Class A Ordinary shares	$ (0.08)	$ (0.08)
Numerator:
Net loss allocable to Non-Redeemable Class A and Class B ordinary shares not subject to redemption	$ (246,273)	$ (213,763)
Denominator:
Weighted Average Non-Redeemable Class A and Class B Ordinary shares, Basic and Diluted (in Shares)	2,960,283	2,804,000
Basic and diluted net loss per share, ordinary shares (in Dollars per share)	$ (0.08)	$ (0.08)